The interactive data file included as an exhibit to this filing relates to the supplement to the prospectuses for Columbia Variable Portfolio – Managed Volatility Conservative Fund, Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund, Columbia Variable Portfolio – Managed Volatility Growth Fund and Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 14, 2016 (Accession No. 0001193125-16-767270), which is incorporated herein by reference.